Stockholders' Equity And Regulatory Matters (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity And Regulatory Matters [Abstract]
Preferred Stock, Authorized	500,000	500,000
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock, Issued	0	0
Shares Available For Issuance Under Dividend Reinvestment Plan	141,887
Common Shares Repurchased Under Repurchase Program	24,918	19,793	33,850
Remaining Number of Shares Authorized Under Repurchase Program	43,475
Undistributed Earnings of Subsidiary, Available for Distribution	$ 39,118